SHAREHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2023 and December 31, 2022, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2023 and December 31, 2022, there were 7,187,500 and no Class A ordinary shares, respectively, issued and outstanding (excluding 1,803,729 and 28,750,000 Class A ordinary shares subject to possible redemption, respectively).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of September 30, 2023 and December 31, 2022, there were 0 and 7,187,500 Class B ordinary shares outstanding, none of which were subject to forfeiture at the time.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2022 and 2021, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were no Class A ordinary shares issued and outstanding (excluding 28,750,000 Class A ordinary shares subject to possible redemption).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of December 31, 2021, there were 7,187,500 Class B ordinary shares outstanding. As of December 31, 2022, there were 7,187,500 Class B ordinary shares outstanding, none of which were subject to forfeiture at the time.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsor or its affiliates upon conversion of loans made to us). Holders of Founder Shares may also elect to convert their Class B ordinary shares into an equal number of Class A ordinary shares, subject to adjustment as provided above, at any time.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS’ DEFICIT

6. STOCKHOLDERS’/MEMBERS’ DEFICIT

As discussed in Note 1, “Description of Business” the Company converted to a Delaware Corporation in 2023, which created new elements of the capital structure on September 30, 2023 and modified existing elements of the capital structure in place on December 31, 2022.

Stockholders’ Deficit

As of September 30, 2023, the total number of shares of stock of all classes of capital stock that the Corporation authorized is 160,000,000 shares, consisting of (i) 100,000,000 shares of Common Stock, par value $0.001 (“Common Stock”), (ii) 20,000,000 shares of Series A Preferred Stock, par value $0.001 (“Series A Preferred Stock”), (iii) 20,000,000 shares of Series B Preferred Stock, par value $0.001 (together with the Series A Preferred Stock, the “Preferred Stock”); and (iv) 20,000,000 shares of Restricted Stock, par value $0.001 (“Restricted Stock”).

As of September 30, 2023, there were (i) 1,931,287 shares of Series A Preferred Stock issued and outstanding held of record by 33 stockholders, and (ii) 10,935,077 shares of Series B Preferred Stock issued and outstanding held of record by three stockholders.

As a result of the Conversion, the holders of the common and preferred stock have the following rights and preferences:

Voting Rights

The holders of the preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote. Except for the actions requiring the approval or consent of the holders of preferred stock, the holders of preferred stock shall vote together with the holders of common stock and vote as a single class.

Dividends

The holders of the preferred stock are entitled to receive dividends when, as and if declared by the Board. The Company may not pay any dividends on shares of common stock of the Company unless the holders of preferred stock also receive a corresponding dividend.

Conversion

The Preferred Stock is convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of preferred stock, initially set to be one-for-one, and subject to adjustment in accordance with specified anti-dilution provisions. In addition, each share of preferred stock will be automatically converted into common stock at the applicable conversion ratio then in effect for each series of preferred stock upon the earlier of an initial public offering or qualified equity financing.

Cumulative Dividend on Convertible Preferred Shares

Under the Company’s previous LLC structure, preferred shareholders were entitled to cumulative dividends at a per annum rate of eight percent (8.00%) of the stated value. Prior to the organizational restructuring, cumulative dividends were recorded as payables as if and declared by the Board out of amounts legally available therefore or upon a liquidation or redemption.

As a result of the Company’s corporate conversion, accumulated preferred dividends ceased accruing and all amounts were subsequently reclassified to additional paid in capital in the accompanying statements of shareholders’ equity (deficit).

Members’ Deficit

In connection with the Conversion, each Convertible Preferred Unit was converted into one share of Series A Preferred Stock, each Common Unit was converted into one share of Series B Preferred Stock and each Restricted Equity Unit was converted into one share of undesignated Preferred Stock in the Corporation.

6. MEMBERS’ DEFICIT

As of December 31, 2022, the Company is authorized to issue 20,000,000 Common Units and 10,000,000 Convertible Preferred Units. The Company is authorized to issue 3,592,865 units designated as restricted equity units. The units are issued at the discretion of the Company and the Board of Directors in accordance with the Company’s Amended and Restated Operating Agreement, dated June 23, 2022.

Each preferred unit is convertible at any time at the holder’s option into a number of common units (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions) at a conversion price equal to the stated value of the preferred units (plus any accrued dividends) divided by the conversion price, or $2.1569. Holders of the preferred units were entitled to a 1x liquidation preference in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or a Change in Control.

As of December 31, 2022, the holders of the units have the following rights and preferences:

Voting Rights

Each Common Unit is entitled to one vote per unit. The Convertible Preferred Units are not entitled to a vote.

Distribution Rights

i.	First, to the holders of Preferred Units (ratably among such holders based upon the proportion that the number of Preferred Units held by each such holder immediately prior to such Distribution bears to the aggregate number of Preferred Units then outstanding), an amount equal to the aggregate Unpaid Preferred Return as of the date of such Distribution;

ii.	Second, to the holders of Preferred Units (ratably among such holders based upon the proportion that the number of Preferred Units held by each such holder immediately prior to such Distribution bears to the aggregate number of Preferred Units then outstanding), until the aggregate Preferred Unreturned Capital with respect to such holders’ Preferred Units has been reduced to zero. Once the aggregate Preferred Unreturned Capital with respect to such holders’ Preferred Units has been reduced to zero, such Preferred Units shall be considered redeemed and therefore cancelled; and

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements

6. MEMBERS’ DEFICIT (cont.)

iii.	third, all remaining amounts to the holders of Common Units (ratably among such holders based upon the proportion that the number of Common Units held by each such holder immediately prior to such Distribution bears to the aggregate number of Common Units then outstanding); provided, however, that, if at the time of a liquidating Distribution under this Section 4.1(b), the Company has not previously issued all 3,592,865 Restricted Equity Units issuable under the Restricted Equity Unit Plan, the Board shall be empowered to take those actions which the Board, in its discretion, deems equitable and appropriate to address any unintended disproportionate dilution among the Common Unitholders resulting from the Company’s failure to issue all such 3,592,865 Restricted Equity Units prior thereto, which actions may include, for example, then issuing any such un-issued Restricted Equity Units to such Common Unitholders.

Cumulative Dividend on Convertible Preferred Units

Unit holders of the preferred units are entitled to cumulative dividends as of after the date of issuance at a per annum of eight percent (8.00%) of the stated value. The cumulative dividends are recorded as payables as if and declared by the Board out of amounts legally available therefore or upon a liquidation or redemption. For the year ended December 31, 2022, the Company accrued preferred dividends of $162,558 as a component of members’ deficit.